Leases (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of quantitative information about leases for lessee [abstract]
Disclosure of quantitative information about right-of-use assets
The movements of right-of-use assets included within "Property and equipment, net" and "Investment properties, net" for the year are as follows:

	Property and equipment, net - Leasehold interests in land	Investment properties, net - Leasehold interests in land	Property and equipment, net - Other	Total Right-of-use assets
	(US$ millions)
Cost
At January 1, 2020	$675	$56	$32	$763
Additions	1	—	25	26
Adjustments to costs	(2)	—	—	(2)
Disposals	—	—	(17)	(17)
At December 31, 2020	$674	$56	$40	$770

Accumulated depreciation
At January 1, 2020	$(135)	$(13)	$(11)	$(159)
Depreciation	(13)	(1)	(13)	(27)
Disposals	—	—	3	3
At December 31, 2020	$(148)	$(14)	$(21)	$(183)

Carrying amount
At December 31, 2020	$526	$42	$19	$587

Cost
At January 1, 2021	$674	$56	$40	$770
Additions	—	—	9	9
Disposals	—	—	(7)	(7)
At December 31, 2021	$674	$56	$42	$772

Accumulated depreciation
At January 1, 2021	(148)	(14)	(21)	(183)
Depreciation	(13)	(1)	(11)	(25)
Disposals	—	—	7	7
At December 31, 2021	$(161)	$(15)	$(25)	$(201)

Carrying amount
At December 31, 2021	$513	$41	$17	$571

Disclosure of quantitative information about lease liabilities

	December 31,
	2020	2021
	(US$ in millions)
Current liabilities — Borrowings	$21	$17
Non-current liabilities — Borrowings	124	124
Total lease liabilities	$145	$141

Disclosure of Depreciation on Right of Use Assets and Interest on Lease Liabilities

	Year ended December 31,
	2019	2020	2021
	(US$ in millions)
Depreciation charge of right-of-use assets:
Property and equipment, net — Leasehold interests in land	$12	$13	$13
Property and equipment, net — Other	9	13	11
Investment properties, net — Leasehold interests in land	1	1	1
	$22	$27	$25

Interest expense on lease liabilities	$8	$8	$8
Expense relating to short-term leases exempted from recognition	2	1	1
Expense relating to low-value items exempted from recognition	1	1	—
Expense relating to variable lease payments	5	1	—
	$38	$38	$34